[IMAGE OF L. ROY PAPP]






                              PAPP FOCUS FUND, INC.
                                 A NO-LOAD FUND



                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2002








                                                   Managed by:
                                                   L. Roy Papp & Associates, LLP
                                                   6225 North 24th Street
                                                   Suite 150
                                                   Phoenix, AZ  85016
                                                   (602)956-1115 Local
                                                   (800)421-4004
                                                   E-mail: invest@roypapp.com
                                                   Web: http://www.roypapp.com

                              PAPP FOCUS FUND, INC.

Dear Fellow Shareholder:

As expected, our Fund continued to be highly volatile during the first six months of 2002. At June 30 we were down 16.13% while the Standard & Poor's 500 Stock Index was down 13.16%.

 As you know, a substantial percentage of our investments are in large, multi-national companies because we believe they will benefit greatly in the coming years from technology or from advances in technology. A number of these companies have suffered from declining sales and earnings abroad as problems in our own economy have spread to countries with a much smaller economic base.

While a number of other problems exist, we have been confident that business conditions will continue to improve because of rapid action on the part of the Federal Reserve to reduce interest rates, coupled with enhanced inventory controls and a host of other technological advances. In a recent letter I said:
"Absent any nuclear escalation of the Pakistan-India conflict, our economy should show unmistakable improvement during the first quarter of 2002 and this improvement should intensify as the year progresses". Our overall economic situation appears to be following this pattern.

I remain concerned about the Pakistan-India situation as well as the possibility of a confrontation with Iraq which could surface very quickly. But this is just one facet of a very fragile international situation which has distressed investors and led to much lower stock prices. One cannot ignore the terrorist threat, a problem impacting many nations other than our own. It is heartening to see that many countries are now cooperating in an effort to get a handle on the magnitude of this threat. Terrorism is a fact that our nation will have to live with for many years to come.

Add to this concern a number of financial scandals including, among others, Enron, Global Crossing, and World Com. These scandals are compounded by charges of insider trading, the fact that a few United States corporations seek to avoid U.S. taxes by incorporating in a variety of tax havens, off balance sheet financing, aggressive tax management, earnings that can be interpreted in a number of ways, and one can understand the frustration expressed by many investors.

Despite these frustrations, we believe that the truly good quality companies will eventually recover from their market declines, as they always have, and provide a superior return, while those who employ questionable financial and bookkeeping techniques may well fall and never be seen again.

We also believe that our nation and the developed world at large will successfully address the terrorist situation which adversely affects all of us. We will successfully enact new laws designed to eliminate the most blatant of corporate excesses. And we will again see stock prices which reflect the state of the economy and corporate earnings. For these reasons we will continue to buy and hold good quality growth stocks whose future prospects are bright.

                                                           Best regards,



                                                           L. Roy Papp, Chairman
                                                           July 15, 2002


                             PAPP FOCUS FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 2002
                                  (UNAUDITED)

                                                                                 Number         Fair
Common Stocks                                                                   of Shares       Value
----------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (18.9%)
   American International Group
      (Major international insurance holding company)                              1,300       $    88,699
   Fiserv, Inc.
      (Provides data processing, information management and
        outsourcing services to the financial services industry)                   2,250            82,597
   State Street Corporation
      (Provider of U.S. and global securities custodial services)                  3,900           174,330
                                                                                               -----------
                                                                                                   345,626
                                                                                               -----------
SEMICONDUCTORS & EQUIPMENT (12.5%)
   Applied Materials, Inc.*
      (Developer, manufacturer, and marketer of
       semiconductor manufacturing systems)                                        4,500            85,590
   Intel Corporation
      (Manufacturer of microprocessors, microcontrollers,
       and memory chips)                                                           3,600            65,772
   Linear Technology Corporation*
      (Designer of high performance analog semiconductors                          2,450            77,004
                                                                                               -----------
                                                                                                   228,366
                                                                                               -----------
INVESTMENT MANAGEMENT (10.8%)
   T. Rowe Price Associates, Inc.
      (No-load mutual fund company)                                                6,000           197,280
                                                                                               -----------

SOFTWARE (9.8%)
   Microsoft Corporation *
      (Personal computer software)                                                 3,300           178,596
                                                                                               -----------

PHARMACEUTICAL (7.2%)
   Merck & Company, Inc.
      (Prescription pharmaceuticals)                                               2,600           131,664
                                                                                               -----------

BIOTECHNOLOGY (5.9%)
   Techne Corporation *
      (Producer of biotechnology products)                                         3,800           107,236
                                                                                               -----------

      *Non-income producing security
    The accompanying notes are an integral part of this financial statement.

                                       3


                              PAPP FOCUS FUND, INC.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                                                 Number         Fair
Common Stocks (continued)                                                       of Shares       Value
----------------------------------------------------------------------------------------------------------
MEDICAL PRODUCTS (5.6%)
   Medtronic, Inc.
      (Manufacturer of implantable biomedical devices)                             2,400       $   102,840
                                                                                               -----------

CONSUMER PRODUCTS (4.6%)
   Clorox Company
      (Manufacturer of bleach and other consumer products)                         2,050            84,768
                                                                                               -----------

FINANCIAL PROCESSING (4.5%)
    Automatic Data Processing, Inc.
      (Provider of computing and data processing services)                         1,900            82,745
                                                                                               -----------

TELECOMMUNICATIONS (4.5%)
   Nokia Corporation
      (Manufacturer of wireless handsets)                                          5,700            82,536
                                                                                               -----------

SPECIALTY RETAILING (4.5%)
   Wal-Mart Stores, Inc.
      (Discount retailer)                                                          1,500            82,515
                                                                                               -----------

ELECTRONIC EQUIPMENT (4.5%)
   Molex, Inc.
      (Supplier of interconnection products)                                       3,000            82,290
                                                                                               -----------


TOTAL COMMON STOCKS - 93.3%                                                                      1,706,462
CASH AND OTHER ASSETS, LESS LIABILITIES - 6.7%                                                     122,131
                                                                                               -----------
NET ASSETS - 100%                                                                              $ 1,828,593
                                                                                               ===========


NET ASSET VALUE PER SHARE
(Based on 211,908 shares outstanding at June 30, 2002)                                         $      8.63
                                                                                               ===========




    The accompanying notes are an integral part of this financial statement.


                                       4




                             PAPP FOCUS FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2002
                                  (UNAUDITED)


                                     ASSETS

Investment in securities at fair value (original
   cost $ 1,710,186 at June 30, 2002) (Note 1)                                                 $ 1,706,462
Cash                                                                                               103,828
Dividends and interest receivable                                                                    2,814
                                                                                               -----------
            Total assets                                                                       $ 1,813,104
                                                                                               ===========



                                  LIABILITIES

Accrued Expenses                                                                               $   (15,489)
                                                                                               ===========



                                   NET ASSETS

Paid-in capital                                                                                $ 2,136,678
Accumulated undistributed net investment loss                                                      (75,383)
Accumulated undistributed net realized loss on investments sold                                   (228,978)
Net unrealized depreciation on investments                                                          (3,724)
                                                                                               -----------
            Net assets applicable to Fund shares outstanding                                   $ 1,828,593
                                                                                               ===========




Fund shares outstanding                                                                            211,908
                                                                                               ===========


Net Asset Value Per Share                                                                      $      8.63
                                                                                               ===========



    The accompanying notes are an integral part of this financial statement.

                                       5


                             PAPP FOCUS FUND, INC.
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                  (UNAUDITED)

INVESTMENT INCOME:
   Dividends                                                                                   $      8,313
   Interest                                                                                             370
                                                                                               ------------
      Total investment income                                                                         8,683
                                                                                               ------------

EXPENSES:
   Management fee (Note 3)                                                                           10,596
   Auditing fees                                                                                     10,092
   Legal fees                                                                                         7,970
   Filing fees                                                                                        5,750
   Custodial fees                                                                                     2,546
   Printing and postage fees                                                                          1,217
   Directors' attendance fees                                                                           600
   Transfer agent fees (Note 3)                                                                         559
                                                                                               ------------
      Total expenses                                                                                 39,330

   Less costs reimbursed and fees waived
     by adviser (Note 3)                                                                            (26,085)
                                                                                               ------------
      Net expenses                                                                                   13,245
                                                                                               ------------

Net investment loss                                                                                  (4,562)
                                                                                               ------------

REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
   Proceeds from sales of securities                                                                321,630
   Cost of securities sold                                                                         (368,669)
                                                                                               ------------
   Net realized loss on investments sold                                                            (47,039)

   Net change in unrealized appreciation on investments                                            (303,329)
                                                                                               ------------

   Net realized and unrealized loss on investments                                                 (350,368)
                                                                                               ------------

DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                                                   $   (354,930)
                                                                                               ============



    The accompanying notes are an integral part of this financial statement.

                                       6



                             PAPP FOCUS FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND
                        THE YEAR ENDED DECEMBER 31, 2001
                                  (UNAUDITED)

                                                                                  2002              2001
                                                                             ------------      ------------
FROM OPERATIONS:
Net investment loss                                                          $     (4,562)     $     (8,171)
Net realized loss on investments sold                                             (47,039)         (181,939)
Net change in unrealized appreciation on investments                             (303,329)         (337,351)
                                                                             ------------      ------------

            Decrease in net assets resulting
            from operations                                                      (354,930)         (527,461)
                                                                             ------------      ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain on investment securities sold - prior year                            -            (2,135)
Net realized gain on investment securities sold                                         -                 -
                                                                             ------------      ------------

            Decrease in net assets resulting from
            distributions to shareholders                                               -            (2,135)
                                                                             ------------      ------------

FROM SHAREHOLDER TRANSACTIONS:
Proceeds from sale of shares                                                        8,809            78,342
Net asset value of shares issued to shareholders
   in reinvestment of net realized gain on
   investment securities sold                                                           -             1,667
Payments for redemption of shares                                                (217,809)         (437,513)
                                                                             ------------      ------------

            Decrease in net assets resulting
            from shareholder transactions                                        (209,000)         (357,504)
                                                                             ------------      ------------

Total decrease in net assets                                                     (563,930)         (887,100)

Net assets at beginning of the period                                           2,392,523         3,279,623
                                                                             ------------      ------------

Net assets at end of period                                                  $  1,828,593      $  2,392,523
                                                                             ============      ============


      The accompanying notes are an integral part of these financial statements.

                                       7

                              PAPP FOCUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)



(1)      SIGNIFICANT ACCOUNTING POLICIES:

Papp Focus Fund, Inc. (the Fund) was incorporated on December 16, 1997 and is registered under the Investment Company Act of 1940 as an open-end, non-diversified management investment company. Operations of the Fund commenced on March 2, 1998. The Fund invests with the objective of long-term capital growth in the common stocks of a relatively small number of companies.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

         INVESTMENT IN SECURITIES

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

         NET ASSET VALUE, ORDERS, AND REDEMPTIONS

The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order. The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading.

         USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

At December 31, 2001, the capital loss carryforward for U.S. Federal income tax purposes is $181,939. This amount was incurred during 2001 and, as such, will expire December 31, 2009. The Fund may offset future capital gains with this capital loss carryforward.


(2)      DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

On December 26, 2001, a distribution was declared from net realized long-term capital gains of approximately $0.0091 a share aggregating $2,135. The distribution was paid on December 31, 2001, to shareholders of record on December 26, 2001

There were no significant differences between the book basis and tax basis of distributions for the year ended December 31, 2001.


(3)      TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates, LLP (the Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $26,085 and $25,713 was required in 2002 and 2001, respectively. Additionally, the manager reimbursed the Fund $2,292 in 2001 for normal operating expenses. The Fund incurred fees of $559 and $1,437 in 2002 and 2001, respectively, from the Manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $100 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.

(4)      PURCHASES AND SALES OF SECURITIES:

For the six months ended June 30, 2002 and the year ended December 31, 2001, investment transactions excluding short-term investments were as follows:

                                                   2002                  2001
                                                 --------             ----------
      Purchases, at cost                         $161,920             $  731,257
      Sales                                      $321,630             $1,142,936

(5)      CAPITAL SHARE TRANSACTIONS:

At June 30, 2002, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:


                                                 Proceeds               Shares
                                               ------------          ----------
      Six months ended June 30, 2002
      Shares issued                            $      8,809                 879
      Distributions reinvested                            -                   -
      Shares redeemed                              (217,809)            (21,532)
                                               ------------          ----------
        Net decrease                           $   (209,000)            (20,653)
                                               ============          ==========

      Year ended December 31, 2001
      Shares issued                            $     78,342               7,145
      Distributions reinvested                        1,667                 161
      Shares redeemed                              (437,513)            (40,251)
                                               ------------          ----------
        Net decrease                           $   (357,504)            (32,945)
                                               ============          ==========



(6)      UNREALIZED APPRECIATION:

For the six months ended June 30, 2002 and year ended December 31, 2001 unrealized appreciation of portfolio securities for both financial statement and federal income tax purposes is as follows:


                                                    2002                2001
                                                -----------        ------------

      Fair value                                $ 1,706,462        $  2,216,539
      Original cost                              (1,710,186)         (1,916,934)
                                                -----------        ------------
            Net unrealized (depreciation)/
                appreciation                    $    (3,724)       $    299,605
                                                ===========        ============

As of June 30, 2002, gross unrealized gains on investments in which fair value exceeded cost totaled $205,532 and gross unrealized losses on investments in which cost exceeded fair value totaled $209,256.

As of December 31, 2001, gross unrealized gains on investments in which fair value exceeded cost, totaled $427,723 and gross unrealized losses on investments in which cost exceeded fair value totaled $128,118.

(7)      SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the weighted average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the period, divided by the weighted average of the daily net assets of the Fund.

                                           Six Months                                           Period Ended
                                                Ended             Years ended December 31,      December 31,
                                        June 30, 2002         2001          2000          1999        1998(A)
                                        -------------   ----------    ----------    ----------    ----------
Net asset value, beginning of period       $    10.29   $    12.35    $    13.41    $    13.33    $    10.00
Income from operations:
      Net investment loss                       (0.05)       (0.08)        (0.09)        (0.11)        (0.06)
      Net realized and unrealized
        (loss)/gain on investments              (1.61)       (1.97)        (0.07)         0.19          3.39
                                           ----------   ----------    ----------    ----------    ----------
      Total from operations                     (1.66)       (2.05)        (0.16)         0.08          3.33

Less Distributions:
   Distribution of net realized gain                -        (0.01)        (0.90)            -             -
                                           ----------   ----------    ----------    ----------    ----------
          Total distributions                       -        (0.01)        (0.90)            -             -
                                           ----------   ----------    ----------    ----------    ----------
Net asset value, end of period             $     8.63   $    10.29    $    12.35    $    13.41    $    13.33
                                           ==========   ==========    ==========    ==========    ==========
          Total return                        -16.13%      -16.61%        -1.28%         0.60%        33.30%
                                           ==========   ==========    ==========    ==========    ==========

Ratios/Supplemental Data:
   Net assets, end of period               $1,828,593   $2,392,523    $3,279,623    $3,951,395    $4,031,393
   Expenses to average net assets (B)          1.25%*        1.25%         1.25%         1.25%        1.25%*
   Investment income to
     average net assets (C)                    0.80%*        0.93%         0.72%         0.54%         .70%*
   Portfolio turnover rate                    15.89%*       29.91%        45.72%        53.85%       50.37%*


*Annualized

(A)  From the date of commencement of operations (March 2, 1998).
(B) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.82%, 1.34%, 1.91%, 1.63% and 1.38% for the periods ended June 30, 2002 and
     December 31, 2001, 2000, 1999 and 1998.
(C) Computed giving effect to investment adviser's expense limitation undertaking.


                              PAPP FOCUS FUND, INC.

                                    DIRECTORS
      James K. Ballinger                               Harry A. Papp
      Amy S. Clague                                    L. Roy Papp
      Robert L. Mueller                                Rosellen C. Papp
      Carolyn P. O'Malley                              Bruce C. Williams

                                    OFFICERS
      Chairman - L. Roy Papp                           President - Harry A. Papp

                                 VICE PRESIDENTS
      Russell A. Biehl                                 Julie A. Hein
      Victoria S. Cavallero                            Robert L. Mueller
      George D. Clark, Jr.                             Rosellen C. Papp
      Jane E. Couperus                                 John L. Stull
      Jeffrey N. Edwards                               Bruce C. Williams

                          Secretary - Robert L. Mueller
                          Treasurer - Rosellen C. Papp
                       Assistant Treasurer - Julie A. Hein

                               INVESTMENT ADVISER
                          L. Roy Papp & Associates, LLP
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                           E-mail: invest@roypapp.com
                           Web: http://www.roypapp.com

                                    CUSTODIAN
                                  Compass Bank
                          7335 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                     SHAREHOLDER SERVICES AND TRANSFER AGENT
                          L. Roy Papp & Associates, LLP
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                    Telephone: (602) 956-1115, (800) 421-4004

                         INDEPENDENT PUBLIC ACCOUNTANTS
                             Deloitte & Touche, LLP
                       2901 N. Central Avenue, Suite 1200
                                Phoenix, AZ 85012

                                  LEGAL COUNSEL
                               Bell, Boyd & Lloyd
                             70 West Madison Street
                             Chicago, Illinois 60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.